Lease Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Lease Obligations

Note 6 – Lease Obligations

Lease obligations at June 30, 2019 and December 31, 2018 consisted of the following:

	June 30, 2019	December 31, 2018

Lease obligations	$3,221,785	$3,790,147
Less current portion	(1,662,476)	(1,562,651)
Long-term portion	$1,559,309	$2,227,496

A rollforward of lease obligations from December 31, 2018 to June 30, 2019 is below:

Lease obligations, December 31, 2018	$3,790,147
New lease obligations	510,136
Disposal of leased vehicles	(352,899)
Payments on lease obligations	(725,599)
Lease obligations, June 30, 2019	$3,221,785

The weighted-average remaining lease term at June 30, 2019 is 1.71 years and the weighted average discount rate is 5%.

The finance lease costs for the six months ended June 30, 2019 and 2018 consisted of depreciation expense of $514,244 and $170,059, respectively and interest expense of $114,221 and $41,758, respectively.

Note 6 – Lease Obligations

Lease obligations at December 31, 2018 and 2017 consisted of the following:

	2018	2017

Lease obligations	$3,790,147	$1,593,291
Less current portion	(1,562,651)	(555,090)
Long-term portion	$2,227,496	$1,038,201

In connection with these finance lease obligations, during the years ended December 31, 2018, the Company also issued to the lessor 298,500 shares of its common stock as additional incentive for the lessor to enter into additional lease agreements. The fair value of these 298,500 shares of common stock was $2,388,000 and was recorded as an up-front lease payment. The fair value of the common stock was based on sales of the Company’s common stock to third parties. Increasing the value of the leased vehicles for the value of the 298,500 shares of common stock resulted in the carrying amount of the vehicles exceeding the fair value of the vehicles. Accordingly, the Company has taken an impairment charge of $2,388,000 during the years ended December 31, 2018 to reduce the carrying value of the vehicles to fair value.

A rollforward of lease obligations from December 31, 2016 to December 31, 2018 is below:

Lease obligations, December 31, 2016	$-
New lease obligations	2,116,068
Payments on lease obligations	(522,777)
Lease obligations, December 31, 2017	$1,593,291
New lease obligations	3,700,674
Disposal of leased vehicles	(134,709)
Payments on lease obligations	(1,369,109)
Lease obligations, December 31, 2018	$3,790,147

Future payments under lease obligations are as follows:

Years ending December 31,
2019	$1,747,166
2020	1,637,780
2021	699,206
Total payments	4,084,152
Amount representing interest	(294,005)
Lease obligation, net	$3,790,147

The weighted-average remaining lease term at December 31, 2018 is 2.17 years and the weighted average discount rate is 5%.

The finance lease costs for the year ended December 31, 2018 consisted of amortization expense of $499,986 and interest expense of $117,858. The finance lease costs for the year ended December 31, 2017 consisted of amortization expense of $82,586 and interest expense of $16,292.